Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 92.6%
Issuer	Shares	Value ($)
Communication Services 5.4%
Diversified Telecommunication Services 4.7%
AT&T, Inc.	588,000	17,798,760
Verizon Communications, Inc.	420,000	24,423,000
Total		42,221,760
Media 0.7%
Comcast Corp., Class A	127,000	6,871,970
Total Communication Services		49,093,730
Consumer Discretionary 2.9%
Hotels, Restaurants & Leisure 1.0%
Extended Stay America, Inc.	235,000	4,641,250
Travel + Leisure Co.	75,000	4,587,000
Total		9,228,250
Household Durables 1.3%
Newell Brands, Inc.	180,000	4,820,400
Whirlpool Corp.	32,500	7,161,375
Total		11,981,775
Specialty Retail 0.6%
Home Depot, Inc. (The)	17,500	5,341,875
Total Consumer Discretionary		26,551,900
Consumer Staples 11.0%
Beverages 4.6%
Coca-Cola Co. (The)	390,500	20,583,255
PepsiCo, Inc.	150,000	21,217,500
Total		41,800,755
Food & Staples Retailing 0.8%
Walgreens Boots Alliance, Inc.	132,500	7,274,250
Food Products 1.3%
JM Smucker Co. (The)	37,500	4,744,875
Kraft Heinz Co. (The)	175,000	7,000,000
Total		11,744,875
Household Products 1.3%
Kimberly-Clark Corp.	50,000	6,952,500
Procter & Gamble Co. (The)	34,000	4,604,620
Total		11,557,120
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.0%
Altria Group, Inc.	185,000	9,464,600
Philip Morris International, Inc.	200,000	17,748,000
Total		27,212,600
Total Consumer Staples		99,589,600
Energy 7.0%
Oil, Gas & Consumable Fuels 7.0%
Chevron Corp.	225,000	23,577,750
Diamondback Energy, Inc.	62,500	4,593,125
Exxon Mobil Corp.	404,000	22,555,320
Valero Energy Corp.	110,000	7,876,000
Williams Companies, Inc. (The)	200,000	4,738,000
Total		63,340,195
Total Energy		63,340,195
Financials 18.9%
Banks 10.3%
Bank of America Corp.	350,000	13,541,500
JPMorgan Chase & Co.	241,000	36,687,430
PNC Financial Services Group, Inc. (The)	65,000	11,401,650
Truist Financial Corp.	190,000	11,080,800
U.S. Bancorp	210,000	11,615,100
Zions Bancorp	155,000	8,518,800
Total		92,845,280
Capital Markets 4.1%
Ares Capital Corp.	235,000	4,396,850
BlackRock, Inc.	18,000	13,571,280
Morgan Stanley	160,000	12,425,600
State Street Corp.	80,000	6,720,800
Total		37,114,530
Consumer Finance 0.5%
Discover Financial Services	45,000	4,274,550
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.0%
Hartford Financial Services Group, Inc. (The)	165,000	11,020,350
MetLife, Inc.	150,000	9,118,500
Principal Financial Group, Inc.	115,000	6,895,400
Travelers Companies, Inc. (The)	57,500	8,648,000
Total		35,682,250
Total Financials		169,916,610
Health Care 14.7%
Biotechnology 4.0%
AbbVie, Inc.	234,000	25,323,480
Amgen, Inc.	45,000	11,196,450
Total		36,519,930
Pharmaceuticals 10.7%
Bristol-Myers Squibb Co.	324,000	20,454,120
Eli Lilly and Co.	32,500	6,071,650
Johnson & Johnson	260,000	42,731,000
Merck & Co., Inc.	350,000	26,981,500
Total		96,238,270
Total Health Care		132,758,200
Industrials 5.8%
Aerospace & Defense 1.5%
Raytheon Technologies Corp.	172,000	13,290,440
Air Freight & Logistics 2.0%
CH Robinson Worldwide, Inc.	47,500	4,532,925
United Parcel Service, Inc., Class B	80,000	13,599,200
Total		18,132,125
Electrical Equipment 1.0%
Eaton Corp. PLC	65,000	8,988,200
Machinery 1.3%
Caterpillar, Inc.	50,000	11,593,500
Total Industrials		52,004,265
Information Technology 13.5%
Communications Equipment 2.6%
Cisco Systems, Inc.	462,000	23,890,020
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	172,500	7,505,475
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.1%
International Business Machines Corp.	140,000	18,656,400
Semiconductors & Semiconductor Equipment 5.8%
Broadcom, Inc.	48,000	22,255,680
Intel Corp.	150,000	9,600,000
Texas Instruments, Inc.	109,000	20,599,910
Total		52,455,590
Software 0.5%
NortonLifeLock, Inc.	210,000	4,464,600
Technology Hardware, Storage & Peripherals 1.7%
HP, Inc.	295,000	9,366,250
Seagate Technology PLC	72,000	5,526,000
Total		14,892,250
Total Information Technology		121,864,335
Materials 2.3%
Chemicals 1.7%
Dow, Inc.	140,000	8,951,600
Nutrien Ltd.	122,500	6,601,525
Total		15,553,125
Metals & Mining 0.6%
Steel Dynamics, Inc.	95,000	4,822,200
Total Materials		20,375,325
Real Estate 6.2%
Equity Real Estate Investment Trusts (REITS) 6.2%
Crown Castle International Corp.	60,000	10,327,800
Duke Realty Corp.	115,000	4,821,950
Invitation Homes, Inc.	147,000	4,702,530
Life Storage, Inc.	76,000	6,532,200
Medical Properties Trust, Inc.	413,000	8,788,640
QTS Realty Trust Inc., Class A	110,000	6,824,400
Simon Property Group, Inc.	37,500	4,266,375
VICI Properties, Inc.	166,667	4,706,676
Welltower, Inc.	62,500	4,476,875
Total		55,447,446
Total Real Estate		55,447,446

2	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.9%
Electric Utilities 3.3%
American Electric Power Co., Inc.	82,000	6,945,400
Duke Energy Corp.	92,500	8,929,025
Edison International	115,000	6,739,000
Pinnacle West Capital Corp.	84,000	6,833,400
Total		29,446,825
Multi-Utilities 1.6%
Ameren Corp.	90,000	7,322,400
NiSource, Inc.	300,000	7,233,000
Total		14,555,400
Total Utilities		44,002,225
Total Common Stocks (Cost $690,264,445)		834,943,831

Convertible Preferred Stocks 6.6%
Issuer		Shares	Value ($)
Communication Services 0.7%
Diversified Telecommunication Services 0.4%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	3,650	4,104,973
Media 0.3%
ViacomCBS, Inc.	5.750%	35,000	2,336,074
Total Communication Services			6,441,047
Consumer Discretionary 0.7%
Auto Components 0.7%
Aptiv PLC	5.500%	38,500	6,078,765
Total Consumer Discretionary			6,078,765
Financials 0.5%
Capital Markets 0.5%
KKR & Co., Inc.	6.000%	70,000	4,665,500
Total Financials			4,665,500
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 1.4%
Health Care Equipment & Supplies 1.4%
Becton Dickinson and Co.	6.000%	117,500	6,307,400
Danaher Corp.	5.000%	5,200	6,801,184
Total			13,108,584
Total Health Care			13,108,584
Industrials 0.8%
Machinery 0.8%
Stanley Black & Decker, Inc.	5.250%	58,500	6,901,830
Total Industrials			6,901,830
Utilities 2.5%
Electric Utilities 1.0%
NextEra Energy, Inc.	6.219%	175,000	8,680,000
Multi-Utilities 1.5%
DTE Energy Co.	6.250%	275,000	13,664,750
Total Utilities			22,344,750
Total Convertible Preferred Stocks (Cost $51,437,109)			59,540,476

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	3,401,475	3,401,134
Total Money Market Funds (Cost $3,401,134)		3,401,134
Total Investments in Securities (Cost: $745,102,688)		897,885,441
Other Assets & Liabilities, Net		3,171,329
Net Assets		901,056,770

Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $4,104,973, which represents 0.46% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	3,014,973	56,651,897	(56,265,736)	—	3,401,134	—	1,039	3,401,475
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2021

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